Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance at beginning of year		$ 237	$ 235
Additions charged (credited) to costs and expenses		42	6
Additions charged to other accounts
Deductions (recoveries)	[1]	24	4
Balance at end of year		255	237
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance at beginning of year		1,313	1,453
Additions charged (credited) to costs and expenses	[2]	568	(140)
Additions charged to other accounts
Deductions (recoveries)
Balance at end of year		$ 1,881	$ 1,313

[1]	Accounts receivable written-off as uncollectible, net of recoveries.
[2]	Change in valuation allowance primarily for deferred tax assets when it is more likely than not that the deferred tax assets will not be realized.